Provision for judicial liabilities	3 Months Ended
Mar. 31, 2026
Disclosure of other provisions [abstract]
Provision for judicial liabilities
24 PROVISION FOR JUDICIAL LIABILITIES
The Company is involved in certain legal proceedings arising in the normal course of its business, which include tax, social security, labor, civil, environment and real estate.
The Company classifies the risk of unfavorable decisions in legal proceedings, based on legal advice, which reflects the estimated probable losses.
The Company’s Management believes that, based on the available information as of the date of these unaudited condensed consolidated interim financial information, its provisions for tax, social security, labor, civil, environment and real estate risks, accounted for according to IAS 37 are sufficient to cover estimated losses related to its legal proceedings, as set forth below:
24.1 Roll-forward and changes in the provisions for probable losses based on the nature of the proceedings, net of judicial deposits

					03/31/2026
	Tax and social security	Labor	Civil, environment and real estate	Contingent liabilities assumed (1) (2)	Total
Provision balance at the beginning of the period	339,763	296,358	185,411	2,095,357	2,916,889
Payments	(698)	(16,050)			(16,748)
Reversal	(2,375)	(19,300)	(11)	(25,655)	(47,341)
Additions	745	33,474	18,218		52,437
Monetary adjustment	5,433	6,255	3,684		15,372
Provision balance	342,868	300,737	207,302	2,069,702	2,920,609
Judicial deposits (3)	(32,188)	(52,880)	(60,215)		(145,283)
Provision balance at the end of the period	310,680	247,857	147,087	2,069,702	2,775,326
(1)Amounts arising from tax-related lawsuits with a possible or remote probability of loss in the amount of R$1,941,569 and civil lawsuits in the amount of R$128,133, measured and recorded at the estimated fair value resulting from the business combination with Fibria.
(2)Reversal due to a change in likelihood, cancellation and/or due to settlement.
(3)The amounts presented refer exclusively to judicial deposits for which there is a legally enforceable right of offset.

					12/31/2025
	Tax and social security	Labor	Civil, environment and real estate	Contingent liabilities assumed (1) (2)	Total
Provision balance at the beginning of the period	407,964	353,926	215,553	2,127,725	3,105,168
Payments	(71,692)	(113,840)	(9,176)		(194,708)
Reversal	(51,228)	(99,936)	(55,513)	(32,368)	(239,045)
Additions	14,650	128,217	14,056		156,923
Monetary adjustment	40,069	27,991	20,491		88,551
Provision balance	339,763	296,358	185,411	2,095,357	2,916,889
Judicial deposits	(31,579)	(62,334)	(21,238)		(115,151)
Provision balance at the end of the period	308,184	234,024	164,173	2,095,357	2,801,738
(1)Amounts arising from tax-related lawsuits with a possible or remote probability of loss in the amount of R$1,962,549 and civil lawsuits in the amount of R$132,808, measured and recorded at the estimated fair value resulting from the business combination with Fibria.
(2)Reversal due to a change in likelihood, cancellation and/or due to settlement.
24.1.1 Tax and social security
On March 31, 2026, the Company has 54 (56 as of December 31, 2025) administrative and judicial proceedings of a tax or social security nature in which the disputed matters are related to IRPJ, CSLL, PIS, COFINS, ICMS among others, whose amounts are provisioned when the likelihood of loss is deemed probable by the Company’s external legal counsel and by Management.
24.1.2 Labor
On March 31, 2026, the Company has 1,152 (1,152 as of December 31, 2025) labor lawsuits.
In general, the provisioned labor proceedings are related primarily to matters frequently contested by employees of agribusiness companies, such as wages and/or severance payments, in addition to suits filed by outsourced employees of the Company.
24.1.3 Civil, environment and real estate
On March 31, 2026, the Company has 72 (73 as at December 31, 2025) civil, environmental and real estate proceedings.
The provisioned Civil, environment and real estate proceedings are related primarily to the payment of damages, including those arising from contractual obligations, traffic-related injuries, possessory actions, environmental restoration obligations, claims and others.
24.2 Contingencies with possible losses
The Company is involved in tax, civil and labor lawsuits, whose losses have been assessed as possible by Management, supported by legal counsel, and therefore no provision was recorded:

	03/31/2026	12/31/2025
Taxes and social security (1)	10,475,914	10,417,734
Labor	187,362	189,506
Civil and environmental (1)	1,074,285	1,023,689
	11,737,561	11,630,929
(1)The amounts above do not include the fair value adjustments allocated to possible loss risk contingencies representing R$2,050,641 (R$2,076,296 as of December 31, 2025), which were recorded at fair value resulting from business combinations with Fibria, as presented in Note 24.1.1 above.

In the three-month period ended March 31, 2026, there were no significant changes in the main nature of these contingencies compared to those disclosed in the annual financial statements for the year ended December 31, 2025 (Note 24.1).